1933 Act File No. 33-13388
                                                      1940 Act File No. 811-5114

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     X__
                                                                         ------

      Pre-Effective Amendment No.         .............................. _  ___
                                  --------                               ------

      Post-Effective Amendment No.  24    ..............................    X__
                                   -------                              --------

                                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X
                                                                       ------

      Amendment No.    27  ...........................................     X
                    -------                                             ------

                          FEDERATED UTILITY FUND, INC.

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

_ _ immediately upon filing pursuant to paragraph (b)
 x  on May 30, 1999   pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(i) _ _ on pursuant to paragraph (a)(i) ___ 75 days after filing pursuant to paragraph (a)(ii)
 _  on                pursuant to paragraph (a)(ii) of Rule 485.
---    --------------

If appropriate, check the following box:

_ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



                                                              Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, L.L.P.
2101 L Street, N.W.
Washington, D.C.  20037



PROSPECTUS

Federated Utility Fund, Inc.

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

A mutual fund seeking current income and long-term growth of income. Capital appreciation is a secondary objective. The Fund will seek to achieve its investment objectives by investing primarily in securities of utility companies.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.



MAY 31, 1999



CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the

Fund Invests?  6

What are the Specific Risks of Investing in the Fund?  7

What Do Shares Cost?  8

How is the Fund Sold?  10

How to Purchase Shares  11

How to Redeem and Exchange Shares  13

Account and Share Information  15

Who Manages the Fund?  16

Financial Information  18


Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's primary investment objectives are current income and long-term growth of income. Capital appreciation is a secondary objective. While there is no assurance that the Fund will achieve its investment objectives, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund pursues its investment objectives by investing primarily in equity securities of companies engaged in providing utility services such as electricity, gas and telecommunications. Shares of utility companies have generally been characterized by their high dividend yield and relatively low price fluctuation as compared with shares of other issuers. The Adviser seeks companies that have a history and a likelihood of paying increasing levels of dividends and that, in the Adviser's opinion, are trading at a relatively low valuation, and therefore offer the potential for capital appreciation.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:



* STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

* SECTOR RISK. Because the Fund may allocate relatively more of its assets to utility-related industry sectors than to other sectors, the value of utility company equity securities in the Fund's portfolio may be adversely affected by technological changes, shifts in consumer demands or regulatory policies, the adequacy of rate increases and future regulatory initiatives associated with utility companies.

* RISKS RELATING TO INVESTING FOR VALUE. The Fund generally uses a "value" style of investing, so that the Fund's share price may lag that of other funds using a different investment style.

* RISKS OF INVESTING IN AMERICAN DEPOSITARY RECEIPTS. Because the Fund may invest in American Depositary Receipts issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards, than would otherwise be the case.



The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

[Graphic]

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares for the Fund as of the calendar year-end for each of 10 years. The `y' axis reflects the "% Total Return" beginning with "-10.%" and increasing in increments of 5% up to 30%. The `x' axis represents calculation periods for the last ten calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features 10 distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1989 through 1998. The percentages noted are: 23.63%, 1.99%, 25.83%, 9.11%,
15.11%, (7.96)%, 25.46%, 11.90%, 26.62%, and 13.68%, respectively.




The bar chart shows the variability of the Fund's Class A Shares total return on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class A Shares total return from January 1, 1999 to March 31, 1999 was (7.06%).

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 12.89% (quarter ended December 31, 1997). Its lowest quarterly return was (7.17%) (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Class A, Class B and Class C Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ending December 31, 1998. The table shows the Fund's Class A, Class B and Class C Shares total returns averaged over a period of years relative to the Standard & Poor's 500 Index (S&P 500), the Standard & Poor's Utility Index (S&PUI), broad-based market indexes, and the Dow Jones Utility Average (DJUA), an average of funds with similar investment objectives. Total returns for the indexes and average shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.




CALENDAR PERIOD          CLASS A    CLASS B    CLASS C   S&P 500   S&PUI    DJUA
1 Year                    7.45%      7.68%     11.90%    28.61%    14.78%   18.81%
5 Years                  11.93%     N/A        12.37%    24.07%    14.04%   12.26%
10 Years                 13.35%     N/A        N/A       19.19%    14.65%   11.74%
Start of Performance 1   -          16.34%     12.09%    -         -        -


1 The Fund's Class B and Class C Shares start of performance dates were September 28, 1994 and April 27, 1993, respectively.


Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.




What are the Fund's Fees and Expenses?

FEDERATED UTILITY FUND, INC.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Class A, B or C Shares.




SHAREHOLDER FEES                                                                         CLASS A   CLASS B    CLASS C
Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a
percentage of offering
price)                                                                                   5.50%     None       None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds, as
applicable)                                                                              0.00%     5.50%      1.00%
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends
(and other
Distributions) (as a
percentage of offering
price)                                                                                   None      None       None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                                                 None      None       None
Exchange Fee                                                                             None      None       None

ANNUAL FUND OPERATING
EXPENSES (Before
Waivers) 1
Expenses That are
Deducted From Fund
Assets (as percentage of
average net assets)
Management Fee                                                                           0.75%     0.75%      0.75%
Distribution (12b-1) Fee                                                                 None      0.75%      0.75%
Shareholder Services Fee 2                                                               0.25%     0.25%      0.25%
Other Expenses                                                                           0.23%     023%       0.23%
Total Annual Fund
Operating Expenses                                                                       1.23%     1.98% 3    1.98%
1 Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the
Fund actually paid for the fiscal year ended February 28, 1999.
 Total Waiver of Fund
Expenses                                                                                  0.01%     0.00%      0.00%
 Total Annual Fund
Operating Expenses
(after waiver)                                                                            1.22%     1.98%      1.98%
2 The shareholder services fee for Class A Shares has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary reduction) was 0.24% for the fiscal year ended February 28, 1999. 3 Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.


EXAMPLE



This Example is intended to help you compare the cost of investing in the Fund's Class A, B and C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A, B and C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, B and C Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

SHARE CLASS                       1 YEAR             3 YEARS       5 YEARS         10 YEARS
CLASS A SHARES
Expenses assuming redemption           $668         $  919         $1,188          $1,957
Expenses assuming no redemption        $668         $  919         $1,188          $1,957

CLASS B SHARES
Expenses assuming redemption           $751         $1,021         $1,268          $2,103
Expenses assuming no redemption        $201         $  621         $1,068          $2,103

CLASS C SHARES
Expenses assuming redemption           $301         $  621         $1,068          $2,306
Expenses assuming no redemption        $201         $  621         $1,068          $2,306




What are the Fund's Investment Strategies?



The Fund pursues its investment objective by investing, under normal market conditions, at least 65% of its assets in equity securities (including convertible securities) of companies that derive at least 50% of their revenues from the provision of electricity, gas and telecommunications related services. Shares of utility companies have generally been characterized by their high dividend yield and relatively low price fluctuation as compared with shares of other issuers, because of the relatively consistent demand for essential utility services despite economic fluctuations. A description of the various types of securities in which the Fund invests, and their risks, immediately follows the strategy discussion.

The Adviser allocates the Fund's assets among the three utility sectors (electricity, gas and telecommunications) based in part on the Adviser's opinion as to which sectors are, as a whole, priced at a low market valuation ("undervalued") when compared with the other sectors. In addition, the Adviser considers such factors as the dividend paying potential and earnings growth potential of the companies comprising each sector. In order to diversify the Fund, the Adviser attempts to limit the Fund's exposure to each sector reflected by the Standard & Poor's Utility and Communications Indices ("S&P Indices"), as a general matter, to not more than 300% of each Index's allocation to that sector. The S&P Indices are unmanaged market capitalization-weighted indices of natural gas an electric companies, and communications companies, respectively.

In determining whether to buy a security, the Adviser seeks companies that have a history and a likelihood of paying increasing levels of dividends. The Adviser uses the "value" style of investing, selecting securities of companies that, in the Adviser's opinion, are trading at a lower valuation in relation to their historic and current market prices, to industry peers, and to their expected future price based on projected earnings, and that therefore offer the potential for capital appreciation. Because the Adviser uses a "value" style of investing, the price of the securities held by the Fund may not, under certain market conditions, increase as rapidly as stocks selected primarily for their growth attributes. However, such securities generally have lower volatility in relation to their share price, and a higher yield, when compared with other equity securities.

In addition to evaluating the share price of an issuer, the Adviser performs traditional fundamental analysis to select securities that exhibit the most promising value for the Fund's portfolio. In selecting securities, the Adviser focuses on the current financial condition of the issuing company, in addition to examining its business, competitive position, and management expertise. Further, the Adviser considers current economic, financial market, and industry factors, which may affect the issuing company. To determine the timing of purchases of portfolio securities, the Adviser compares the current stock price of an issuer with the Adviser's judgment as to that stock's current and expected value based on projected future earnings. The Adviser sells a portfolio security if it determines that the issuer's prospects have deteriorated, or if it finds an attractive security which the Adviser deems has superior risk and return characteristics to a security held by the Fund.

The Adviser may invest up to 35%, but, as a general matter, invests up to 25% of its assets in non-utility securities such as shares of real estate investment trusts and industrial corporations. The Adviser normally purchases these securities to enhance the Fund's income. In addition, the Adviser may invest a portion of the Fund's assets in securities of companies based outside the United States, to diversify the Fund's holdings and to gain exposure to the foreign market. Foreign holdings primarily take the form of American Depositary Receipts, which represent interests in underlying securities issued by a foreign company, but which are traded in the United States. Securities of foreign companies may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards than those of United States companies.



PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS



The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.



What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

COMMON STOCKS

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

REAL ESTATE INVESTMENT TRUSTS (REITS)

REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.



AMERICAN DEPOSITARY RECEIPTS

American Depositary Receipts (ADRs) represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions.



CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

SECTOR RISKS



Sector risk is the possibility that a certain sector, such as the utility sector, may underperform other sectors or the market as a whole. Utility securities pose certain risks to investors. For instance, technological innovations may cause existing plants, equipment or products to become less competitive or obsolete. Energy conservation and environmental concerns may reduce demand for services of utility companies or may impede planned growth by such companies. Utilities which own nuclear facilities may be susceptible to environmental and regulatory issues that could cause litigation or result in fines being levied against the company. In addition, most utility companies in the United States and in foreign countries are subject to government regulation which seeks to ensure desirable levels of service and adequate capacity to meet public demand. To this end, prices are often regulated to enable consumers to obtain service at what is perceived to be a fair price, while attempting to provide utility companies with a rate of return sufficient to attract capital investment necessary for continued operation and necessary growth. Utility companies may, therefore, be adversely affected by shifts in regulatory policies, the adequacy of rate increases, and future regulatory initiatives.



RISKS RELATED TO INVESTING FOR VALUE

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.



RISKS OF INVESTING IN ADRS

Because the Fund may invest in ADRs issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards, than would otherwise be the case. Foreign companies may not provide information as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to United States companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

What Do Shares Cost?



You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.



The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated" and the appropriate class designation listing.



The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

           MINIMUM         MAXIMUM SALES CHARGE
           INITIAL/                       CONTINGENT
           SUBSEQUENT       FRONT-END     DEFERRED
           INVESTMENT       SALES         SALES
           AMOUNTS 1        CHARGE 2      CHARGE 3
Class A    $1,500/$100      5.50%         0.00%
Class B    $1,500/$100      None          5.50%
Class C    $1,500/$100      None          1.00%

1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. This conversion is a non-taxable event.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE




CLASS A SHARES
                                    Sales Charge
                                    as a Percentage   Sales Charge
                                    of Public         as a Percentage
Purchase Amount                     Offering Price    of NAV
Less than $50,000                   5.50%             5.82%
$50,000 but less than $100,000      4.50%             4.71%
$100,000 but less than $250,000     3.75%             3.90%
$250,000 but less than $500,000     2.50%             2.56%
$500,000 but less than $1 million   2.00%             2.04%
$1 million or greater 1             0.00%             0.00%


1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

THE SALES CHARGE AT PURCHASE MAY BE REDUCED OR ELIMINATED BY:

* purchasing Shares in greater quantities to reduce the applicable sales charge;

* combining concurrent purchases of Shares:

- by you, your spouse, and your children under age 21; or

- of the same share class of two or more Federated Funds (other than money market funds);

* accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

* signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

THE SALES CHARGE WILL BE ELIMINATED WHEN YOU PURCHASE SHARES:

* within 120 days of redeeming Shares of an equal or lesser amount;

* by exchanging shares from the same share class of another Federated Fund (other than a money market fund);

* through wrap accounts or other investment programs where you pay the investment professional directly for services;

* through investment professionals that receive no portion of the sales charge;

* as a Federated Life Member (Class A Shares only) and their immediate family members; or

* as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify the Fund's Distributor, Federated Securities Corp., at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

CLASS A SHARES
A CDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.
CLASS B SHARES
Shares Held Up To:                                                             CDSC
1 Year                                                                         5.50%
2 Years                                                                        4.75%
3 Years                                                                        4.00%
4 Years                                                                        3.00%
5 Years                                                                        2.00%
6 Years                                                                        1.00%
7 Years or More                                                                0.00%
CLASS C SHARES
You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.




YOU WILL NOT BE CHARGED A CDSC WHEN REDEEMING SHARES:



* purchased with reinvested dividends or capital gains;

* purchased within 120 days of redeeming Shares of an equal or lesser amount;

* that you exchanged into the same share class of another Federated Fund where the shares were held for the applicable CDSC holding period (other than a money market fund);



* purchased through investment professionals who did not receive advanced sales payments; or



* if, after you purchase Shares, you become disabled as defined by the IRS.

IN ADDITION, YOU WILL NOT BE CHARGED A CDSC:

* if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

* if your redemption is a required retirement plan distribution;

* upon the death of the last surviving shareholder of the account.

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

TO KEEP THE SALES CHARGE AS LOW AS POSSIBLE, THE FUND REDEEMS YOUR SHARES IN THIS ORDER:

* Shares that are not subject to a CDSC; and



* Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.



How is the Fund Sold?



The Fund offers four share classes: Class A Shares, Class B Shares, Class C Shares and Class F Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class A Shares, Class B Shares and Class C Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.



The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through investment professionals.

When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc.
(Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class B Shares and Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.



Where the Fund offers more than one share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.



THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number, or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem or exchange Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed or exchanged;



* signatures of all shareholders exactly as registered; and



* IF EXCHANGING, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days;

* a redemption is payable to someone other than the shareholder(s) of record; or

* IF EXCHANGING (TRANSFERRING) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGES

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

* ensure that the account registrations are identical;

* meet any minimum initial investment requirements; and

* receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.



SYSTEMATIC WITHDRAWAL PROGRAM (SWP) ON CLASS B SHARES



You will not be charged a CDSC on SWP redemptions if:



* you redeem 12% or less of your account value in a single year;



* you reinvest all dividends and capital gains distributions; and

* your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance).



You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.



ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS



The Fund declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.



In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non- retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.



Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.



Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Passport Research, Ltd. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.



The Adviser has delegated daily management of some Fund assets to the Sub-Adviser, Federated Global Investment Management Corp., who is paid by the Adviser and not by the Fund, based on the portion of foreign securities the Sub-Adviser manages. The Sub-Adviser's address is 175 Water Street, New York, NY 10038-4965.

The Adviser, Sub-Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.



THE FUND'S PORTFOLIO MANAGERS ARE:



STEVEN J. LEHMAN



Steven J. Lehman has been the Fund's portfolio manager since July 1997. He is Vice President of the Fund. Mr. Lehman joined the Fund's Adviser in
May 1997 as a Portfolio Manager and Vice President. He has been a Senior Portfolio Manager since 1998. From 1986 to May 1997, Mr. Lehman served as a Portfolio Manager, then Vice President/Senior Portfolio Manager, at First Chicago NBD. Mr. Lehman is a Chartered Financial Analyst; he received his M.A. from the University of Chicago.



LINDA A. DUESSEL



Linda A. Duessel has been the Fund's portfolio manager since April 1995. Ms. Duessel joined Federated in 1991 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1995. Ms. Duessel was a Senior Investment Analyst and an Assistant Vice President of the Fund's investment adviser from 1991 until 1995. Ms. Duessel is a Chartered Financial Analyst and received her M.S. in Industrial Administration from Carnegie Mellon University.

Drew J. Collins and Richard J. Lazarchic are the portfolio managers for foreign securities.



DREW J. COLLINS



Drew J. Collins has been the Fund's portfolio manager since July 1997. Mr. Collins joined Federated in 1995 as a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser. Mr. Collins served as Vice President/Portfolio Manager of international equity portfolios at Arnhold and Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of Pennsylvania.



RICHARD J. LAZARCHIC



Richard J. Lazarchic has been a portfolio manager of the Fund since April 1, 1998. Mr. Lazarchic joined Federated in 1998 as a Portfolio Manager and Vice President of the Fund's Adviser. From May 1979 through October 1997, Mr. Lazarchic was employed with American Express Financial Corp., initially as an Analyst and then as a Vice President/ Senior Portfolio Manager. Mr. Lazarchic is a Chartered Financial Analyst. He received his M.B.A. from Kent State University.




ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.75% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS



The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.



While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.



Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.



The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights - Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





YEAR ENDED FEBRUARY 28
OR 29                           1999         1998         1997         1996         1995
NET ASSET VALUE,
BEGINNING OF PERIOD            $14.07       $13.27       $12.79       $10.98       $12.24
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income            0.38         0.42         0.52         0.48         0.55
Net realized and
unrealized gain (loss)
on investments and
foreign currency                 0.64         2.52         1.22         1.82        (0.69)
TOTAL FROM INVESTMENT
OPERATIONS                       1.02         2.94         1.74         2.30        (0.14)
LESS DISTRIBUTIONS:
Distributions from net
investment income               (0.36)       (0.41)       (0.52)       (0.48)       (0.66)
Distributions from net
realized gain on
investments and foreign
currency transactions           (2.31)       (1.73)       (0.74)           -        (0.12)
Distributions in excess
of net investment income
1                                   -            -            -       (0.01)            -
Tax return of capital
distribution                        -            -            -            -        (0.34)
TOTAL DISTRIBUTIONS             (2.67)       (2.14)       (1.26)       (0.49)       (1.12)
NET ASSET VALUE, END OF
PERIOD                         $12.42       $14.07       $13.27       $12.79       $10.98
TOTAL RETURN 2                   7.04%       23.05%       14.34%       21.47%       (0.98%)

RATIOS TO AVERAGE NET
ASSETS:
Expenses                         1.23%        1.14%        1.15%        1.14%        1.10%
Net investment income            2.79%        3.01%        3.52%        4.09%        4.95%
Expense
waiver/reimbursement 3           0.01%        0.11%        0.12%        0.15%        0.21%
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                $756,510     $778,059     $759,732     $816,687     $742,274
Portfolio turnover                 94%         118%          44%          76%          55%


1 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated February 28, 1999, which can be obtained free of charge.

Financial Highlights - Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





YEAR ENDED FEBRUARY 28
OR 29                           1999         1998         1997         1996        1995  1
NET ASSET VALUE,
BEGINNING OF PERIOD            $14.08       $13.28       $12.77      $10.98      $10.92
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income            0.28         0.30         0.44        0.43        0.22
Net realized and
unrealized gain (loss)
on investments and
foreign currency                 0.63         2.53         1.21        1.77       (0.04)
TOTAL FROM INVESTMENT
OPERATIONS                       0.91         2.83         1.65        2.20        0.18
LESS DISTRIBUTIONS:
Distributions from net
investment income               (0.26)       (0.30)       (0.40)      (0.41)      (0.08)
Distributions from net
realized gain on
investments and foreign
currency transactions           (2.31)       (1.73)       (0.74)          -           -
Tax return of capital
distribution                        -            -            -           -       (0.04)
TOTAL DISTRIBUTIONS             (2.57)       (2.03)       (1.14)      (0.41)      (0.12)
NET ASSET VALUE, END OF
PERIOD                         $12.42       $14.08       $13.28      $12.77      $10.98
TOTAL RETURN 2                   6.18%       22.10%       13.60%      20.45%       2.16%

RATIOS TO AVERAGE NET
ASSETS:
Expenses                         1.98%        1.90%        1.90%       1.90%       1.87% 3
Net investment income            2.04%        2.25%        2.81%       3.19%       4.53% 3
Expense
waiver/reimbursement 4              -         0.10%        0.12%       0.14%       0.25% 3
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                $142,858     $121,549     $101,619     $85,650     $18,780
Portfolio turnover                 94%         118%          44%         76%         55%


1 Reflects operations for the period from October 12, 1994 (date of initial public investment) to February 28, 1995.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated February 28, 1999, which can be obtained free of charge.

Financial Highlights - Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





YEAR ENDED FEBRUARY 28
OR 29                          1999        1998        1997        1996        1995
NET ASSET VALUE,
BEGINNING OF PERIOD           $14.07      $13.28      $12.77      $10.98      $12.23
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income           0.28        0.31        0.42        0.39        0.42
Net realized and
unrealized gain (loss)
on investments and
foreign currency                0.64        2.51        1.23        1.80       (0.64)
TOTAL FROM INVESTMENT
OPERATIONS                      0.92        2.82        1.65        2.19       (0.22)
LESS DISTRIBUTIONS:
Distributions from net
investment income              (0.26)      (0.30)      (0.40)      (0.39)      (0.60)
Distributions from net
realized gain on
investments and foreign
currency transactions          (2.31)      (1.73)      (0.74)          -       (0.13)
Distributions in excess
of net investment income
1                                  -           -           -       (0.01)          -
Tax return of capital
distribution                       -           -           -           -       (0.30)
TOTAL DISTRIBUTIONS            (2.57)      (2.03)      (1.14)      (0.40)      (1.03)
NET ASSET VALUE, END OF
PERIOD                        $12.42      $14.07      $13.28      $12.77      $10.98
TOTAL RETURN 2                  6.25%      23.03%      13.58%      20.43%      (1.66%)

RATIOS TO AVERAGE NET
ASSETS:
Expenses                        1.98%       1.90%       1.90%       1.87%       1.86%
Net investment income           2.03%       2.25%       2.77%       3.35%       4.19%
Expense
waiver/reimbursement 3             -        0.10%       0.12%       0.17%       0.21%
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                $58,012     $58,010     $58,196     $66,864     $56,800
Portfolio turnover                94%        118%         44%         76%         55%


1 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated February 28, 1999, which can be obtained free of charge.

 [Graphic]

 Federated
 World-Class Investment Manager
 PROSPECTUS

Federated Utility Fund, Inc.

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

MAY 31, 1999



A Statement of Additional Information (SAI) dated May 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's Annual and SemiAnnual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

 [Graphic]

 Federated
 Federated Utility Fund, Inc.
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM
 Federated Securities Corp., Distributor

Investment Company Act File No. 811-5114

Cusip 314286105
Cusip 314286204
Cusip 314286303



G01154-01 (5/99)

 [Graphic]



PROSPECTUS

Federated Utility Fund, Inc.

CLASS F SHARES

A mutual fund seeking current income and long-term growth of income. Capital appreciation is a secondary objective. The Fund will seek to achieve its investment objectives by investing primarily in securities of utility companies.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.



MAY 31, 1999



CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the

Fund Invests?  5

What are the Specific Risks of Investing in the Fund?  6

What Do Shares Cost?  7

How is the Fund Sold?  9

How to Purchase Shares  9

How to Redeem and Exchange Shares  11

Account and Share Information  13

Who Manages the Fund?  14

Financial Information  15

Risk/Return Summary


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's primary investment objectives are current income and long-term growth of income. Capital appreciation is a secondary objective. While there is no assurance that the Fund will achieve its investment objectives, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund pursues its investment objectives by investing primarily in equity securities of companies engaged in providing utility services such as electricity, gas and telecommunications. Shares of utility companies have generally been characterized by their high dividend yield and relatively low price fluctuation as compared with shares of other issuers. The Adviser seeks companies that have a history and a likelihood of paying increasing levels of dividends and that, in the Adviser's opinion, are trading at a relatively low valuation, and therefore offer the potential for capital appreciation.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:



* STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

* SECTOR RISK. Because the Fund may allocate relatively more of its assets to utility-related industry sectors than to other sectors, the value of utility company equity securities in the Fund's portfolio may be adversely affected by technological changes, shifts in consumer demands or regulatory policies, the adequacy of rate increases and future regulatory initiatives associated with utility companies.

* RISKS RELATING TO INVESTING FOR VALUE. The Fund generally uses a "value" style of investing, so that the Fund's share price may lag that of other funds using a different investment style.

* RISKS OF INVESTING IN AMERICAN DEPOSITARY RECEIPTS. Because the Fund may invest in American Depositary Receipts issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards, than would otherwise be the case.



The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

[Graphic]

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class F Shares as of the calendar year-end for each of two years. The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 5% up to 30%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Class F Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1997 through 1998. The percentages noted are: 25.56% and 13.80%, respectively.




The bar chart shows the variability of the Fund's Class F Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class F Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class F Shares total return from January 1, 1999 to March 31, 1999 was (7.06%).

Within the period shown in the Chart, the Fund's Class F Shares highest quarterly return was 12.83% (quarter ended December 31, 1997). Its lowest quarterly return was (1.39%) (quarter ended June 30, 1998).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Class F Shares Average Annual Total Returns, reduced to reflect applicable sales charges for the calendar periods ending December 31, 1998. The table shows the Fund's Class F Shares total returns averaged over a period of years relative to the Standard & Poor's 500 Index (S&P 500), the Standard & Poor's Utility Index (S&PUI), broad-based market indexes, and the Dow Jones Utility Average (DJUA), an average of funds with similar investment objectives. Total returns for the indexes and average shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.




CALENDAR PERIOD          CLASS F   S&P 500   S&PUI    DJUA
1 Year                   11.76%    28.61%    14.78%   18.81%
Start of Performance 1   18.75%    28.79%    18.05%   22.11%




1 The Fund's Class F Shares start of performance date was June 1, 1996.



Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.



What are the Fund's Fees and Expenses?

FEDERATED UTILITY FUND, INC.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Class F Shares.




SHAREHOLDER FEES
Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a
percentage of offering
price)                                                                        1.00%
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption
proceeds, as applicable)                                                      1.00%
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends
(and other
Distributions) (as a
percentage
of offering price)                                                            None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                                      None
Exchange Fee                                                                  None

ANNUAL FUND OPERATING
EXPENSES (Before
Waivers) 1
Expenses That are
Deducted From Fund
Assets (as percentage of
average net assets)
Management Fee                                                                0.75%
Distribution (12b-1) Fee                                                      None
Shareholder Services Fee 2                                                    0.25%
Other Expenses                                                                0.23%
Total Annual Fund
Operating Expenses                                                            1.23%
1 Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are described below along with the net expenses the Fund actually paid for the fiscal year ended February 28,
1999.
 Total Waiver of Fund
Expenses                                                                      0.03%
 Total Annual Fund
Operating Expenses
(after waiver) 1.20% 2 The shareholder services fee for Class F Shares has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund's Class F Shares (after the voluntary reduction) was 0.22% for the fiscal year ended February 28, 1999.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class F Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class F Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class F Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                   1 YEAR   3 YEARS    5 YEARS    10 YEARS
Expenses assuming redemption:        $324       $586       $769     $1,574
Expenses assuming no redemption:     $224       $486       $769     $1,574



What are the Fund's Investment Strategies?



The Fund pursues its investment objective by investing, under normal market conditions, at least 65% of its assets in equity securities (including convertible securities) of companies that derive at least 50% of their revenues from the provision of electricity, gas and telecommunications related services. Shares of utility companies have generally been characterized by their high dividend yield and relatively low price fluctuation as compared with shares of other issuers, because of the relatively consistent demand for essential utility services despite economic fluctuations. A description of the various types of securities in which the Fund invests, and their risks, immediately follows the strategy discussion.

The Adviser allocates the Fund's assets among the three utility sectors (electricity, gas and telecommunications) based in part on the Adviser's opinion as to which sectors are, as a whole, priced at a low market valuation ("undervalued") when compared with the other sectors. In addition, the Adviser considers such factors as the dividend paying potential and earnings growth potential of the companies comprising each sector. In order to diversify the Fund, the Adviser attempts to limit the Fund's exposure to each sector reflected by the Standard & Poor's Utility and Communications Indices ("S&P Indices"), as a general matter, to not more than 300% of each Index's allocation to that sector. The S&P Indices are unmanaged market capitalization-weighted indices of natural gas an electric companies, and communications companies, respectively.

In determining whether to buy a security, the Adviser seeks companies that have a history and a likelihood of paying increasing levels of dividends. The Adviser uses the "value" style of investing, selecting securities of companies that, in the Adviser's opinion, are trading at a lower valuation in relation to their historic and current market prices, to industry peers, and to their expected future price based on projected earnings, and that therefore offer the potential for capital appreciation. Because the Adviser uses a "value" style of investing, the price of the securities held by the Fund may not, under certain market conditions, increase as rapidly as stocks selected primarily for their growth attributes. However, such securities generally have lower volatility in relation to their share price, and a higher yield, when compared with other equity securities.

In addition to evaluating the share price of an issuer, the Adviser performs traditional fundamental analysis to select securities that exhibit the most promising value for the Fund's portfolio. In selecting securities, the Adviser focuses on the current financial condition of the issuing company, in addition to examining its business, competitive position, and management expertise. Further, the Adviser considers current economic, financial market, and industry factors, which may affect the issuing company. To determine the timing of purchases of portfolio securities, the Adviser compares the current stock price of an issuer with the Adviser's judgment as to that stock's current and expected value based on projected future earnings. The Adviser sells a portfolio security if it determines that the issuer's prospects have deteriorated, or if it finds an attractive security which the Adviser deems has superior risk and return characteristics to a security held by the Fund.

The Adviser may invest up to 35%, but, as a general matter, invests up to 25% of its assets in non-utility securities such as shares of real estate investment trusts and industrial corporations. The Adviser normally purchases these securities to enhance the Fund's income. In addition, the Adviser may invest a portion of the Fund's assets in securities of companies based outside the United States, to diversify the Fund's holdings and to gain exposure to the foreign market. Foreign holdings primarily take the form of American Depositary Receipts, which represent interests in underlying securities issued by a foreign company, but which are traded in the United States. Securities of foreign companies may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards than those of United States companies.



PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS



The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.



What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

COMMON STOCKS

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

REAL ESTATE INVESTMENT TRUSTS (REITS)

REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.



AMERICAN DEPOSITARY RECEIPTS

American Depositary Receipts (ADRs) represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions.



CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

SECTOR RISKS



Sector risk is the possibility that a certain sector, such as the utility sector, may underperform other sectors or the market as a whole. Utility securities pose certain risks to investors. For instance, technological innovations may cause existing plants, equipment or products to become less competitive or obsolete. Energy conservation and environmental concerns may reduce demand for services of utility companies or may impede planned growth by such companies. Utilities which own nuclear facilities may be susceptible to environmental and regulatory issues that could cause litigation or result in fines being levied against the company. In addition, most utility companies in the United States and in foreign countries are subject to government regulation which seeks to ensure desirable levels of service and adequate capacity to meet public demand. To this end, prices are often regulated to enable consumers to obtain service at what is perceived to be a fair price, while attempting to provide utility companies with a rate of return sufficient to attract capital investment necessary for continued operation and necessary growth. Utility companies may, therefore, be adversely affected by shifts in regulatory policies, the adequacy of rate increases, and future regulatory initiatives.

RISKS RELATED TO INVESTING FOR VALUE

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS OF INVESTING IN ADRS

Because the Fund may invest in ADRs issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards, than would otherwise be the case. Foreign companies may not provide information as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to United States companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

What Do Shares Cost?



You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.



The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated" and the appropriate class designation listing.



The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

           MINIMUM         MAXIMUM SALES CHARGE
           INITIAL/                       CONTINGENT
           SUBSEQUENT       FRONT-END     DEFERRED
           INVESTMENT       SALES         SALES
           AMOUNTS 1        CHARGE 2      CHARGE 3
Class F     $1,500/$100     1.00%         1.00%


1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE

CLASS F SHARES
                        Sales Charge
                        as a Percentage    Sales Charge
                        of Public          as a Percentage
Purchase Amount         Offering Price     of NAV
Less than $1 million    1.00%              1.01%
$1 million or greater   0.00%              0.00%

THE SALES CHARGE AT PURCHASE MAY BE ELIMINATED BY:

* purchasing Shares in greater quantities to reduce the applicable sales charge;

* combining concurrent purchases of Shares:

- by you, your spouse, and your children under age 21; or

- of the same share class of two or more Federated Funds (other than money market funds);

* accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

* signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

THE SALES CHARGE WILL BE ELIMINATED WHEN YOU PURCHASE SHARES:

* as a shareholder who owned Shares on September 30, 1989;

* within 120 days of redeeming Shares of an equal or lesser amount;

* when the Fund's Distributor does not advance payment to the investment professional for your purchase;

* by exchanging shares from the same share class of another Federated Fund;

* for trusts or pension or profit-sharing plans where the third-party administrator has an arrangement with the Fund's Distributor or its affiliates to purchase shares without a sales charge; or

* through investment professionals that receive no portion of the sales charge.

If your investment qualifies for an elimination of the sales charge, you or your investment professional should notify the Fund's Distributor, Federated Securities Corp., at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

CLASS F SHARES
Purchase Amount      Shares Held       CDSC
Up to $2 million     4 years or less   1.00%
$2 - $5 million      2 years or less   0.50%
$5 million or more   1 year or less    0.25%




YOU WILL NOT BE CHARGED A CDSC WHEN REDEEMING SHARES:



* as a shareholder who owned Shares on September 30, 1989;

* purchased with reinvested dividends or capital gains;

* purchased within 120 days of redeeming Shares of an equal or lesser amount;

* that you exchanged into the same share class of another Federated Fund where the shares were held for the applicable CDSC holding period (other than a money market fund);



* purchased through investment professionals who did not receive advanced sales payments; or



* if, after you purchase Shares, you become disabled as defined by the IRS.

IN ADDITION, YOU WILL NOT BE CHARGED A CDSC:

* if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

* if your redemption is a required retirement plan distribution;

* upon the death of the last surviving shareholder of the account.

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

TO KEEP THE SALES CHARGE AS LOW AS POSSIBLE, THE FUND REDEEMS YOUR SHARES IN THIS ORDER:

* Shares that are not subject to a CDSC; and



* Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.



How is the Fund Sold?

The Fund offers four share classes: Class A Shares, Class B Shares, Class C Shares, and Class F Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class F Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through investment professionals.



When the Distributor receives sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).



How to Purchase Shares



You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares. Where the Fund offers more than one share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.



THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number, or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem or exchange Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL

You may redeem or exchange Shares by mailing a written request to the Fund.



You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form. Send requests by mail to:



Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed or exchanged;



* signatures of all shareholders exactly as registered; and



* IF EXCHANGING, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days;

* a redemption is payable to someone other than the shareholder(s) of record; or

* IF EXCHANGING (TRANSFERRING) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGES

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

* ensure that the account registrations are identical;

* meet any minimum initial investment requirements; and

* receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS



The Fund declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.



In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non- retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.



Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.



Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Passport Research, Ltd. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.



The Adviser has delegated daily management of some Fund assets to the Sub-Adviser, Federated Global Investment Management Corp., who is paid by the Adviser and not by the Fund, based on the portion of foreign securities the Sub-Adviser manages. The Sub-Adviser's address is 175 Water Street, New York, NY 10038-4965.

The Adviser, Sub-Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.



THE FUND'S PORTFOLIO MANAGERS ARE:



STEVEN J. LEHMAN

Steven J. Lehman has been the Fund's portfolio manager since July 1997. He is Vice President of the Fund. Mr. Lehman joined the Fund's Adviser in
May 1997 as a Portfolio Manager and Vice President. He has been a Senior Portfolio Manager since 1998. From 1986 to May 1997, Mr. Lehman served as a Portfolio Manager, then Vice President/Senior Portfolio Manager, at First Chicago NBD. Mr. Lehman is a Chartered Financial Analyst; he received his M.A. from the University of Chicago.

LINDA A. DUESSEL



Linda A. Duessel has been the Fund's portfolio manager since April 1995. Ms. Duessel joined Federated in 1991 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1995. Ms. Duessel was a Senior Investment Analyst and an Assistant Vice President of the Fund's investment adviser from 1991 until 1995. Ms. Duessel is a Chartered Financial Analyst and received her M.S. in Industrial Administration from Carnegie Mellon University.

Drew J. Collins and Richard J. Lazarchic are the portfolio managers for foreign securities.



DREW J. COLLINS



Drew J. Collins has been the Fund's portfolio manager since July 1997. Mr. Collins joined Federated in 1995 as a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser. Mr. Collins served as Vice President/Portfolio Manager of international equity portfolios at Arnhold and Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of Pennsylvania.



RICHARD J. LAZARCHIC

Richard J. Lazarchic has been a portfolio manager of the Fund since April 1, 1998. Mr. Lazarchic joined Federated in 1998 as a Portfolio Manager and Vice President of the Fund's Adviser. From May 1979 through October 1997, Mr. Lazarchic was employed with American Express Financial Corp., initially as an Analyst and then as a Vice President/ Senior Portfolio Manager. Mr. Lazarchic is a Chartered Financial Analyst. He received his M.B.A. from Kent State University.



ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.75% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS



The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.



While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.



Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.



The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights - Class F Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





YEAR ENDED FEBRUARY 28           1999         1998         1997  1
NET ASSET VALUE,
BEGINNING OF PERIOD            $14.07       $13.27       $12.37
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income            0.39         0.43         0.42
Net realized and
unrealized gain (loss)
on investments and
foreign currency                 0.63         2.51         1.20
TOTAL FROM INVESTMENT
OPERATIONS                       1.02         2.94         1.62
LESS DISTRIBUTIONS:
Distributions from net
investment income               (0.37)       (0.41)       (0.36)
Distributions from net
realized gain on
investments and foreign
currency transactions           (2.31)       (1.73)       (0.36)
TOTAL DISTRIBUTIONS             (2.68)       (2.14)       (0.72)
NET ASSET VALUE, END OF
PERIOD                         $12.41       $14.07       $13.27
TOTAL RETURN 2                   6.99%       23.09%       13.39%

RATIOS TO AVERAGE NET
ASSETS:
Expenses                         1.20%        1.12%        1.12% 3
Net investment income            2.81%        3.03%        3.79% 3
Expense
waiver/reimbursement 4           0.03%        0.13%        0.15% 3
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                $558,020     $625,142     $662,182
Portfolio turnover                 94%         118%          44%


1 Reflects operations for the period from June 1, 1996 (date of initial public investment) to February 28, 1997.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated February 28, 1999, which can be obtained free of charge.

 [Graphic]

 Federated
 World-Class Investment Manager
 PROSPECTUS

Federated Utility Fund, Inc.

CLASS F SHARES



MAY 31, 1999

A Statement of Additional Information (SAI) dated May 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's Annual and SemiAnnual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

 [Graphic]

 Federated
 Federated Utility Fund, Inc.
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM
 Federated Securities Corp., Distributor

Investment Company Act File No. 811-5114

Cusip 314286402



G01154-03-F (5/99)

 [Graphic]



STATEMENT OF ADDITIONAL INFORMATION

Federated Utility Fund, Inc.

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
CLASS F SHARES



This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Federated Utility Fund, Inc.
(Fund), dated May 31, 1999.



This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341- 7400.



MAY 31, 1999

 [Graphic]
 Federated
 World-Class Investment Manager
 Federated Utility Fund, Inc.
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM
 Federated Securities Corp., Distributor

G01154-02 (5/99)



[Graphic]

CONTENTS



How is the Fund Organized?  1

Securities in Which the Fund Invests  1

What Do Shares Cost?  9

How is the Fund Sold?  10

Subaccounting Services  11

Redemption in Kind  11

Account and Share Information  11

Tax Information  11

Who Manages and Provides Services to the Fund?  12

How Does the Fund Measure Performance?  15

Who is Federated Investors, Inc.?  17

Financial Information  18

Investment Ratings  18

Addresses  20



How is the Fund Organized?



The Fund is a diversified open-end, management investment company that was established under the laws of the State of Maryland on April 20, 1987. The Fund changed its name from "Liberty Utility Fund, Inc." to "Federated Utility Fund, Inc." on March 30, 1996.



The Board of Directors (the Board) has established four classes of shares of the Fund, known as Class A Shares, Class B Shares, Class C Shares, and Class F Shares (Shares). This SAI relates to all classes of the above-mentioned Shares. The Fund's investment adviser is Passport Research, Ltd.
(Adviser).

Securities in Which the Fund Invests



SECURITY DESCRIPTIONS AND TECHNIQUES



In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.



EQUITY SECURITIES



Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.



COMMON STOCKS

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.



PREFERRED STOCKS

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may also treat such redeemable preferred stock as a fixed income security.



INTERESTS IN OTHER LIMITED LIABILITY COMPANIES

Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

REAL ESTATE INVESTMENT TRUSTS (REITS)

REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.



WARRANTS

Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES



Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.



CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper



Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the interest rate and credit risks as compared to other debt securities of the same issuer.



Demand Instruments

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.



ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.



INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES



The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.



FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

* it is organized under the laws of, or has a principal office located in, another country;

* the principal trading market for its securities is in another country; or

* it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.



DEPOSITARY RECEIPTS

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. American Depositary Receipts (ADRs) provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

HEDGING

Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.



DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.



Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts:



FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund will enter into futures contracts directly only when it desires to exercise a financial futures put option in its portfolio rather than either closing out the option or allowing it to expire. The Fund will only purchase puts on financial futures contracts which are traded on a nationally recognized exchange.

OPTIONS



Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.



The Fund may:



* buy put options on financial futures contracts, including index futures, in anticipation of a decrease in the value of the underlying asset;

* buy put options, including OTC options, on portfolio securities in anticipation of a decrease in the value of the underlying asset;

* buy or write options to close out existing options positions; and

* The Fund may also write call options on portfolio securities to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.



When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

Although the Fund reserves the right to write covered call options on its entire portfolio, it will not write such options on more than 25% of its total assets unless a higher limit is authorized by the Board.



SPECIAL TRANSACTIONS



REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS



Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.



SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.



Securities lending activities are subject to market risks, interest rate risks and credit risks.



ASSET COVERAGE



In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.



INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES



The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

EQUITY SECURITIES INVESTMENT RISKS

SECTOR RISKS

* Sector risk is the possibility that a certain sector, such as the utility sector, may under perform other sectors or the market as a whole. Utility securities pose certain risks to investors. For instance, technological innovations may cause existing plants, equipment or products to become less competitive or obsolete. Energy conservation and environmental concerns may reduce demand for services of utility companies or may impede planned growth by such companies. Utilities which own nuclear facilities may be susceptible to environmental and regulatory issues that could cause litigation or result in fines being levied against the company. In addition, most utility companies in the United States and in foreign countries are subject to government regulation which seeks to ensure desirable levels of service and adequate capacity to meet public demand. To this end, prices are often regulated to enable consumers to obtain service at what is perceived to be a fair price, while attempting to provide utility companies with a rate of return sufficient to attract capital investment necessary for continued operation and necessary growth. Utility companies may, therefore, be adversely affected by shifts in regulatory policies, the adequacy of rate increases, and future regulatory initiatives.

RISKS RELATED TO INVESTING FOR VALUE

* Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.



RISKS RELATED TO COMPANY SIZE

* Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.



* Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.



RISKS OF FOREIGN INVESTING



* Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

* Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

* Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

CURRENCY RISKS

* Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

* The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

EURO RISKS

* The Fund may make significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

* With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.



RISKS OF INVESTING IN EMERGING MARKET COUNTRIES

* Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

* Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.



* The Adviser is seeking information regarding the Year 2000 readiness of issuers or Fund service providers located in emerging markets. The Year 2000 problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999, or experience other date-related problems. However, this information may not exist, or may be incomplete, inaccurate or difficult to obtain. As a result, the Adviser might not be able to assess accurately or avoid the potential effects of the Year 2000 problem on these companies, and these problems could result in material losses to the Fund.



CREDIT RISKS

* Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

FIXED INCOME INVESTMENT RISKS



INTEREST RATE RISKS

* Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.



* Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

* Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

* Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

* Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

* Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

* Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

* If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

LIQUIDITY RISKS

* Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

* Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

* OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

SECTOR RISKS



* Utility securities pose certain risks to investors. For instance, technological innovations may cause existing plants, equipment or products to become less competitive or obsolete. Energy conservation and environmental concerns may reduce demand for services of utility companies or may impede planned growth by such companies. Utilities which own nuclear facilities may be susceptible to environmental and regulatory issues that could cause litigation or result in fines being levied against the company. In addition, most utility companies in the United States and in foreign countries are subject to government regulation which seeks to ensure desirable levels of service and adequate capacity to meet public demand. To this end, prices are often regulated to enable consumers to obtain service at what is perceived to be a fair price, while attempting to provide utility companies with a rate of return sufficient to attract capital investment necessary for continued operation and necessary growth. Utility companies may, therefore, be adversely affected by shifts in regulatory policies, the adequacy of rate increases, and future regulatory initiatives.

LEVERAGE RISKS



* Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.



RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

FUNDAMENTAL INVESTMENT POLICIES



The following investment policies cannot be changed without shareholder approval.

The Fund will seek to achieve its investment objectives by investing primarily in common stocks, preferred stocks, units of participation in master limited partnerships which are traded on national securities exchanges, securities convertible into stock, and debt securities issued by companies in the utilities industry. Under normal conditions, the Fund will invest at least 65% of its total assets in securities issued by companies in the utilities industry, which include companies engaged in the production, transmission, or distribution of electric energy or gas, or in communications facilities such as telephone or telegraph services.

Debt obligations in the portfolio, at the time they are purchased, shall be limited to those which fall in one or the following categories: (i) rated investment grade by either Moody's Investor Services, Inc. (Moody's) or Standard & Poor's (S&P); or (ii) determined by the Investment Adviser to be of investment grade and not rated by either of the aforementioned rating services; or (iii) the subordinated debt of issuers whose senior debt obligations are deemed to be investment grade by either of the aforementioned rating services. These subordinated debt securities may be unrated or rated below investment grade by Moody's or S&P.

For temporary or defensive purposes, the Fund may be primarily invested in short-term money market instruments including certificates of deposit, obligations issued or guaranteed by they United States government or its agencies or instrumentalities, commercial paper rated not lower than A-1 by S&P or Prime-1 by Moody's or repurchase agreements.

INVESTMENT LIMITATIONS

CONCENTRATION OF INVESTMENTS

The Fund will not invest more than 25% of its total assets (valued at the time of investment) in securities of companies engaged principally in any one industry other than the utilities industry, except that this restriction does not apply to cash or cash items and securities issued or guaranteed by the United States government or its agencies or instrumentalities.

SELLING SHORT AND BUYING ON MARGIN

The Fund will not purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund will not borrow money, issue senior securities, or pledge assets, except that under certain circumstances the Fund may borrow money and engage in reverse repurchase transactions in amounts up to one-third of the value of its net assets, including the amounts borrowed, and pledge up to 10% of the value of those assets to secure such borrowings.

The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

PLEDGING ASSETS

The Fund will not pledge, mortgage, or hypothecate its assets, except to secure permitted borrowings. In those cases, it may pledge, mortgage, or hypothecate up to 10% of the value of assets to secure such borrowings (the deposit in escrow of securities in connection with the writing of call options or collateralizing loans of securities is not deemed to be a pledge or hypothecation for any purpose).

The preceding limitations regarding buying on margin, borrowing money, and pledging assets do not apply to intra-day cash advances made by the Fund's custodian, or the grant of a security interest in securities by the Fund to its custodian to collateralize such intra-day cash advances in order to enable the Fund to settle securities purchases or to redeem shares of the Fund.

UNDERWRITING

The Fund will not underwrite any issue of securities, except as it may deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objectives, policies, and limitations.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or it would own more than 10% of the outstanding voting securities of that issuer.

LENDING CASH OR SECURITIES

The Fund will not lend any of its assets except portfolio securities up to one-third of the value of its total assets. This shall not prevent the purchase or holding of corporate bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by the Fund's investment objectives and policies.

WRITING COVERED CALL OPTIONS



The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.



INVESTING IN REAL ESTATE

The Fund will not purchase or sell real estate or any interest therein, except that the Fund may invest in securities secured by real estate or interests therein, such as mortgage pass-throughs, pay-throughs, collateralized mortgage obligations, and securities issued by companies that invest in real estate or interests therein. The Fund will not invest in limited partnerships investing in real estate or real estate investments.

INVESTING IN COMMODITIES

The Fund will not purchase or sell commodities or commodity contracts.

The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitation, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

PURCHASING SECURITIES TO EXERCISE CONTROL

The Fund will not invest for the purpose of exercising control over or management of any company.



RESTRICTED AND ILLIQUID SECURITIES

The Fund may invest in restricted securities. Restricted securities are any securities that are subject to restrictions on resale under federal securities law. Under criteria established by the Directors certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 15% of its net assets.



If a percentage restriction set forth above is adhered to at the time a transaction is effected, later changes in percentage resulting from changes in value or in the number of outstanding securities of an issuer will not be considered a violation.

The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.

The Fund did not borrow money or invest in reverse repurchase agreements in excess of 5% of the value of its net assets during the last fiscal year and has no present intention to do so in the current fiscal year.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." In addition, consistent with its policies and limitations, the Fund may purchase put options on financial futures contracts including index futures.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

* for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

* in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

* for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

* futures contracts and options are valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

* for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

* for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.



What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.



The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE



You can reduce or eliminate the applicable front-end sales charge, as follows:


QUANTITY DISCOUNTS

Larger purchases of the same Share class reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.



ACCUMULATED PURCHASES

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

CONCURRENT PURCHASES



You can combine concurrent purchases of the same share class of two or more Federated Funds in calculating the applicable sales charge.

LETTER OF INTENT - CLASS A SHARES AND CLASS F SHARES

You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.



REINVESTMENT PRIVILEGE



You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.



PURCHASES BY AFFILIATES OF THE FUND

The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:



* the Directors, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;



* Employees of State Street Bank Pittsburgh who started their employment on January 1, 1998, and were employees of Federated Investors, Inc.
(Federated) on December 31, 1997;

* any associated person of an investment dealer who has a sales agreement with the Distributor; and

* trusts, pension or profit-sharing plans for these individuals.

FEDERATED LIFE MEMBERS

Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:

* through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or

* as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE



These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.



Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

* following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

* representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2;

* representing a total or partial distribution from a qualified plan. A total or partial distribution does not include an account transfer, rollover or other redemption made for purposes of reinvestment. A qualified plan does not include an Individual Retirement Account, Keogh Plan, or a custodial account, following retirement;

* which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements;

* which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program;

* of Shares that represent a reinvestment within 120 days of a previous redemption;

* of Shares held by the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons; and

* of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLAN (CLASS B AND C SHARES)



As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.



The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.



For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses. Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third parties who have advanced commissions to investment professionals.



SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution- related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

When an investment professional's customer purchases shares, the investment professional may receive:

* an amount equal to 0.50% of the NAV of Class A Shares under certain qualified retirement plans as approved by the Distributor. (Such payments are subject to a reclaim from the investment professional should the assets leave the program within 12 months after purchase.)

* an amount up to 5.50% and 1.00%, respectively, of the NAV of Class B and C Shares.

* an amount on the NAV of Class F Shares purchased as follows: up to 1% on purchases below $2 million; 0.50% on purchases from $2 million but below $5 million; and 0.25% on purchases of $5 million or more.

In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A and Class F Shares that its customer has not redeemed over the first year.

CLASS A SHARES

Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:




                        ADVANCE PAYMENTS
                        AS A PERCENTAGE OF
AMOUNT                  PUBLIC OFFERING PRICE
First $1 - $5 million   0.75%
Next $5 - $20 million   0.50%
Over $20 million        0.25%




For accounts with assets over $1 million, the dealer advance payments reset annually to the first breakpoint on the anniversary of the first purchase.



Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.

CLASS F SHARES

Investment professionals purchasing Class F Shares for their customers are eligible to receive an advance payment from the distributor of 0.25% of the purchase price.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.



Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.



Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares.



As of May 11, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class B Shares: Merrill Lynch Pierce Fenner & Smith (as record owner holding Class B Shares for its clients), Jacksonville, Florida, owned approximately 1,070,558 Shares (9.34%).

As of May 11, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class C Shares: Merrill Lynch Pierce Fenner & Smith (as record owner holding Class C Shares for its clients), Jacksonville, Florida, owned approximately 1,278,653 Shares (27.20%).

As of May 11, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class F Shares: Merrill Lynch Pierce Fenner & Smith (as record owner holding Class F Shares for its clients), Jacksonville, Florida, owned approximately 9,507,305 Shares (21.91%).



Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.



Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.



If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.



If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.



Who Manages and Provides Services to the Fund?

BOARD OF DIRECTORS



The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Fund, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Director from the Fund for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Fund is comprised of one fund and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of May 11, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Class A, B, C and F Shares.



An asterisk (*) denotes a Director who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.




NAME
BIRTH DATE                                                                                 AGGREGATE      TOTAL
ADDRESS                                  PRINCIPAL OCCUPATIONS                             COMPENSATION   COMPENSATION FROM
POSITION WITH FUND                       FOR PAST FIVE YEARS                               FROM FUND      FUND AND FUND COMPLEX
JOHN F. DONAHUE*+                        Chief Executive Officer                                     $0   $0 for the
Birth Date: July 28, 1924                and Director or Trustee                                          Fund and 54 other
Federated Investors Tower                of the Federated Fund                                            investment companies
1001 Liberty Avenue                      Complex; Chairman and                                            in the Fund Complex
Pittsburgh, PA                           Director, Federated
CHAIRMAN AND DIRECTOR                    Investors, Inc.;
                                         Chairman and Trustee,
                                         Federated Investment
                                         Management Company;
                                         Chairman and Director,
                                         Federated Investment
                                         Counseling, and
                                         Federated Global
                                         Investment Management
                                         Corp.; Chairman,
                                         Passport Research, Ltd.
THOMAS G. BIGLEY                         Director or Trustee of the Federated Fund            $2,028.42   $113,860.22 for the
Birth Date: February 3, 1934             Complex; Director, Member of Executive                           Fund and 54 other
15 Old Timber Trail                      Committee, Children's Hospital of                                investment companies
Pittsburgh, PA                           Pittsburgh; formerly: Senior Partner, Ernst &                    in the Fund Complex
DIRECTOR                                 Young LLP; Director, MED 3000 Group,
                                         Inc.; Director, Member of Executive
                                         Committee, University of Pittsburgh.
JOHN T. CONROY, JR.                      Director or Trustee of the Federated Fund            $2,231.59   $125,264.48 for the
Birth Date: June 23, 1937                Complex; President, Investment Properties                        Fund and 54 other
Wood/IPC Commercial Dept.                Corporation; Senior Vice President,                              investment companies
John R. Wood Associates, Inc. Realtors   John R. Wood and Associates, Inc., Realtors;                     in the Fund Complex
3255 Tamiami Trail North                 Partner or Trustee in private real estate
Naples, FL                               ventures in Southwest Florida; formerly:
DIRECTOR                                 President, Naples Property Management,
                                         Inc. and Northgate Village Development
                                         Corporation.
NICHOLAS P. CONSTANTAKIS                 Director or Trustee of the Federated Fund                   $0   $47,958.02 for the
Birth Date: September 3, 1939            Complex; formerly: Partner, Andersen                             Fund and 39 other
175 Woodshire Drive                      Worldwide SC.                                                    investment companies
Pittsburgh, PA                                                                                            in the Fund Complex
DIRECTOR

NAME
BIRTH DATE                                                                                 AGGREGATE      TOTAL
ADDRESS                                  PRINCIPAL OCCUPATIONS                             COMPENSATION   COMPENSATION FROM
POSITION WITH FUND                       FOR PAST FIVE YEARS                               FROM FUND      FUND AND FUND COMPLEX
JOHN F. CUNNINGHAM++                     Director or Trustee of                                      $0   $0 for the
Birth Date: March 5, 1943                some of the Federated                                            Fund and 43 other
353 El Brillo Way                        Fund Complex; Chairman,                                          investment companies
Palm Beach, FL                           President and Chief                                              in the Fund Complex
DIRECTOR                                 Executive Officer,
                                         Cunningham & Co., Inc. ;
                                         Trustee Associate,
                                         Boston College;
                                         Director, EMC
                                         Corporation; formerly:
                                         Director, Redgate
                                         Communications.
                                         Previous Positions:
                                         Chairman of the Board and
                                         Chief Executive Officer,
                                         Computer Consoles, Inc.;
                                         President and Chief
                                         Operating Officer, Wang
                                         Laboratories; Director,
                                         First National Bank of
                                         Boston; Director, Apollo
                                         Computer, Inc.
LAWRENCE D. ELLIS, M.D.*                 Director or Trustee of the Federated Fund            $2,028.42   $113,860.22 for the
Birth Date: October 11, 1932             Complex; Professor of Medicine, University                       Fund and 54 other
3471 Fifth Avenue                        of Pittsburgh; Medical Director, University of                   investment companies
Suite 1111                               Pittsburgh Medical Center - Downtown;                            in the Fund Complex
Pittsburgh, PA                           Hematologist, Oncologist, and Internist,
DIRECTOR                                 University of Pittsburgh Medical Center;
                                         Member, National Board of Trustees,
                                         Leukemia Society of America.
PETER E. MADDEN                          Director or Trustee of the Federated Fund            $2,077.88   $113,860.22 for the
Birth Date: March 16, 1942               Complex; formerly: Representative,                               Fund and 54 other
One Royal Palm Way                       Commonwealth of Massachusetts General                            investment companies
100 Royal Palm Way                       Court; President, State Street Bank and Trust                    in the Fund Complex
Palm Beach, FL                           Company and State Street Corporation.
DIRECTOR                                 Previous Positions: Director, VISA USA and
                                         VISA International; Chairman and Director,
                                         Massachusetts Bankers Association;
                                         Director, Depository Trust Corporation.
CHARLES F. MANSFIELD, JR.++              Director or Trustee of some of the Federated                $0   $0 for the
Birth Date: April 10, 1945               Fund Complex; Management Consultant.                             Fund and 43 other
80 South Road                            Previous Positions: Chief Executive Officer,                     investment companies
Westhampton Beach, NY                    PBTC International Bank; Chief Financial                         in the Fund Complex
DIRECTOR                                 Officer of Retail Banking Sector, Chase
                                         Manhattan Bank; Senior Vice President,
                                         Marine Midland Bank; Vice President,
                                         Citibank; Assistant Professor of Banking
                                         and Finance, Frank G. Zarb School of
                                         Business, Hofstra University.
JOHN E. MURRAY, JR., J.D., S.J.D.        Director or Trustee of the Federated Fund            $2,077.88   $113,860.22 for the
Birth Date: December 20, 1932            Complex; President, Law Professor,                               Fund and 54 other
President, Duquesne University           Duquesne University; Consulting Partner,                         investment companies
Pittsburgh, PA                           Mollica & Murray.                                                in the Fund Complex
DIRECTOR                                 Previous Positions: Dean and Professor of
                                         Law, University of Pittsburgh School of
                                         Law; Dean and Professor of Law,
                                         Villanova University School of Law.
MARJORIE P. SMUTS                        Director or Trustee of the Federated Fund            $2.028.42   $113,860.22 for the
Birth Date: June 21, 1935                Complex; Public Relations/Marketing/                             Fund and 54 other
4905 Bayard Street                       Conference Planning.                                             investment companies
Pittsburgh, PA                           Previous Positions: National Spokesperson,                       in the Fund Complex
DIRECTOR                                 Aluminum Company of America; business
                                         owner.
JOHN S. WALSH++                          Director or Trustee of some of the Federated                $0   $0 for the
Birth Date: November 28, 1957            Fund Complex; President and Director, Heat                       Fund and 40 other
2007 Sherwood Drive                      Wagon, Inc.; President and Director,                             investment companies
Valparaiso, IN                           Manufacturers Products, Inc.; President,                         in the Fund Complex
DIRECTOR                                 Portable Heater Parts, a division of
                                         Manufacturers Products, Inc.; Director,
                                         Walsh & Kelly, Inc.; formerly: Vice President,
                                         Walsh & Kelly, Inc.
J. CHRISTOPHER DONAHUE+*                 President or Executive Vice President of the                $0   $0 for the
Birth Date: April 11, 1949               Federated Fund Complex; Director or                              Fund and 22 other
Federated Investors Tower                Trustee of some of the Funds in the                              investment companies
1001 Liberty Avenue                      Federated Fund Complex; President and                            in the Fund Complex
Pittsburgh, PA                           Director, Federated Investors, Inc.; President
EXECUTIVE VICE PRESIDENT                 and Trustee, Federated Investment
AND DIRECTOR                             Management Company; President and
                                         Director, Federated Investment
                                         Counseling and Federated Global
                                         Investment Management Corp.; President,
                                         Passport Research, Ltd.; Trustee,
                                         Federated Shareholder Services Company;
                                         Director, Federated Services Company.

NAME
BIRTH DATE                                                                                 AGGREGATE      TOTAL
ADDRESS                                  PRINCIPAL OCCUPATIONS                             COMPENSATION   COMPENSATION FROM
POSITION WITH FUND                       FOR PAST FIVE YEARS                               FROM FUND      FUND AND FUND COMPLEX
EDWARD C. GONZALES                       Trustee or Director of                                      $0   $0 for the
Birth Date: October 22, 1930             some of the Funds in the                                         Fund and 1 other
Federated Investors Tower                Federated Fund Complex;                                          investment company
1001 Liberty Avenue                      President, Executive                                             in the Fund Complex
Pittsburgh, PA                           Vice President and
EXECUTIVE VICE PRESIDENT                 Treasurer of some of the
                                         Funds in the Federated Fund Complex;
                                         Vice Chairman, Federated Investors,
                                         Inc.; Vice President, Federated
                                         Investment Management Company and
                                         Federated Investment Counseling,
                                         Federated Global Investment Management
                                         Corp. and Passport Research, Ltd.;
                                         Executive Vice President and Director,
                                         Federated Securities Corp.; Trustee,
                                         Federated Shareholder Services Company.
JOHN W. MCGONIGLE                        Executive Vice President and Secretary of                   $0   $0 for the
Birth Date: October 26, 1938             the Federated Fund Complex; Executive Vice                       Fund and 54 other
Federated Investors Tower                President, Secretary, and Director, Federated                    investment companies
1001 Liberty Avenue                      Investors, Inc.; Trustee, Federated                              in the Fund Complex
Pittsburgh, PA                           Investment Management Company;
EXECUTIVE VICE PRESIDENT                 Director, Federated Investment Counseling
AND SECRETARY                            and Federated Global Investment
                                         Management Corp.; Director, Federated
                                         Services Company; Director, Federated
                                         Securities Corp.
RICHARD J. THOMAS                        Treasurer of the Federated Fund Complex;                    $0   $0 for the
Birth Date: June 17, 1954                Vice President - Funds Financial Services                        Fund and 54 other
Federated Investors Tower                Division, Federated Investors, Inc.; formerly:                   investment companies
1001 Liberty Avenue                      various management positions within Funds                        in the Fund Complex
Pittsburgh, PA                           Financial Services Division of Federated
TREASURER                                Investors, Inc.
RICHARD B. FISHER                        President or Vice President of some of the                  $0   $0 for the
Birth Date: May 17, 1923                 Funds in the Federated Fund Complex;                             Fund and 6 other
Federated Investors Tower                Director or Trustee of some of the Funds in                      investment companies
1001 Liberty Avenue                      the Federated Fund Complex; Executive Vice                       in the Fund Complex
Pittsburgh, PA                           President, Federated Investors, Inc.;
PRESIDENT                                Chairman and Director, Federated Securities
                                         Corp.
J. THOMAS MADDEN                         Chief Investment Officer of this Fund and                   $0   $0 for the
Birth Date: October 22, 1945             various other Funds in the Federated Fund                        Fund and 12 other
Federated Investors Tower                Complex; Executive Vice President,                               investment companies
1001 Liberty Avenue                      Federated Investment Counseling,                                 in the Fund Complex
Pittsburgh, PA                           Federated Global Investment Management
CHIEF INVESTMENT OFFICER                 Corp., Federated Investment Management
                                         Company and Passport Research, Ltd.;
                                         Vice President, Federated Investors,
                                         Inc.; formerly: Executive Vice
                                         President and Senior Vice President,
                                         Federated Investment Counseling
                                         Institutional Portfolio Management
                                         Services Division; Senior Vice
                                         President, Federated Investment
                                         Management Company and Passport
                                         Research, Ltd.
STEVEN J. LEHMAN                         Steven J. Lehman has been the Fund's                        $0   $0 for the
Birth Date: June 16, 1957                portfolio manager since July 1997. He is Vice                    Fund and 1 other
Federated Investors Tower                President of the Fund. Mr. Lehman joined                         investment company
1001 Liberty Avenue                      the Fund's Adviser in May 1997 as a                              in the Fund Complex
Pittsburgh, PA                           Portfolio Manager and Vice President. He
VICE PRESIDENT                           has been a Senior Portfolio Manager since
                                         1998. From 1986 to May 1997, Mr. Lehman
                                         served as a Portfolio Manager, then
                                         Vice President/Senior Portfolio
                                         Manager, at First Chicago NBD. Mr.
                                         Lehman is a Chartered Financial
                                         Analyst; he received his M.A. from the
                                         University of Chicago.



+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Fund.



++ Messrs. Cunningham, Mansfield and Walsh became members of the Board of Directors on April 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. They did not receive any fees as of the fiscal year end of the Company.



INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.



Passport Research, Ltd. is a Pennsylvania limited partnership. Its general partner is Federated Advisers, a wholly owned investment advisory subsidiary of Federated, with a 50.5% interest. Its limited partner is Edward D. Jones & Co. L.P., with a 49.5% interest.



The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to
the value of the brokerage and research services provided.          Investment
decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:




MAXIMUM              AVERAGE AGGREGATE DAILY
ADMINISTRATIVE FEE   NET ASSETS OF THE FEDERATED FUNDS
0.150 of 1%          on the first $250 million
0.125 of 1%          on the next $250 million
0.100 of 1%          on the next $250 million
0.075 of 1%          on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.



INDEPENDENT PUBLIC AUDITORS

Ernst & Young LLP is the independent public auditor for the Fund.



FEES PAID BY THE FUND FOR SERVICES






FOR THE YEAR ENDED FEBRUARY 28                1999          1998          1997
Advisory Fee Earned                        $11,803,339   $11,382,447   $10,761,268
Advisory Fee Reduction                               0     1,543,801     1,691,837
Brokerage Commissions                        4,322,325     3,580,504     1,371,490
Administrative Fee                           1,186,629     1,145,447     1,084,280
12B-1 FEE
Class B Shares                               1,003,367             -             -
Class C Shares                                 437,867             -             -
SHAREHOLDER SERVICES FEE
Class A Shares                               1,905,509             -             -
Class B Shares                                 334,456             -             -
Class C Shares                                 145,956             -             -
Class F Shares                               1,321,468             -             -


Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC's) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.



Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD



Total returns given for the one-year, five-year and ten-year or Start of Performance periods ended February 28, 1999.



Yield given for the 30-day period ended February 28, 1999.

               30-DAY
SHARE CLASS    PERIOD    1 YEAR   5 YEARS   10 YEARS

CLASS A
Total Return   NA        1.15%    11.36%    12.60%
Yield          3.19%     NA       NA        NA





                                                       START OF
               30-DAY                                  PERFORMANCE
SHARE CLASS    PERIOD    1 YEAR   5 YEARS   10 YEARS   ON 9/28/94
CLASS B
Total Return   NA        1.33%    NA        NA         14.11%
Yield          2.43%     NA       NA        NA         NA

                                                       START OF
               30-DAY                                  PERFORMANCE
SHARE CLASS    PERIOD    1 YEAR   5 YEARS   10 YEARS   ON 4/27/93
CLASS C
Total Return   NA        5.37%    11.77%    NA         10.60%
Yield          2.43%     NA       NA        NA         NA

                                                       START OF
               30-DAY                                  PERFORMANCE
SHARE CLASS    PERIOD    1 YEAR   5 YEARS   10 YEARS   ON 6/1/96
CLASS F
Total Return   NA        5.07%    NA        NA         15.02%
Yield          3.22%     NA       NA        NA         NA


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other
distributions paid to shareholders.          To the extent investment
professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

* information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:



LIPPER ANALYTICAL SERVICES, INC.

Lipper Analytical Services, Inc., for example, makes comparative calculations for one-month, three-month, one-year, and five-year periods which assume the reinvestment of all capital gains distributions and income dividends.

DOW JONES INDUSTRIAL AVERAGE

Dow Jones Industrial Average ("DJIA") represents share prices of selected blue-chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average price of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.

STANDARD & POOR'S RATINGS GROUP DAILY STOCK PRICE INDEX OF 500 COMMON
STOCKS



Standard & Poor's Ratings Group Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industry, transportation, financial, and public utility companies, compares total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.



STANDARD & POOR'S RATINGS GROUP UTILITY INDEX

Standard & Poor's Ratings Group Utility Index is an unmanaged index of common stocks from 40 different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a 12-month period.

DOW JONES UTILITY INDEX

Dow Jones Utility Index is an unmanaged index comprised of 15 utility stocks that tracks changes in price daily and over a

6-month period. The index also provides the highs and lows for each of the past five years.

MORNINGSTAR, INC.,



Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS



In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.



EQUITY FUNDS



In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e., utility) styles. Federated's value- oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.



CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS



In the government sector, as of December 31, 1998, Federated manages 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.



MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield -
 J. Thomas Madden; U.S. fixed income - William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS



Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.



BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES



Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.



Financial Information

The Financial Statements for the Fund for the fiscal year ended February 28, 1999 are incorporated herein by reference to the Annual Report to Shareholders of Federated Utility Fund dated February 28, 1999.

Investment Ratings



STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS



AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-Debt rated BB has less near-term, vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B-Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC-Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC-The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C-The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS

AAA-Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA-Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA-Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F- 1+.

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

PRIME-1-Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

* Leading market positions in well established industries.

* High rates of return on funds employed.

* Conservative capitalization structure with moderate reliance on debt and ample asset protection.

* Broad margins in earning coverage of fixed financial charges and high internal cash generation.



* Well-established access to a range of financial markets and assured sources of alternate liquidity.



PRIME-2-Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1-This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1-(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2-(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses

FEDERATED UTILITY FUND, INC.

Class A Shares

Class B Shares

Class C Shares

Class F Shares

Federated Investors Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Passport Research, Ltd.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

SUB-ADVISER

Federated Global Investment Management Corp.

175 Water Street

New York, NY 10038-4965

CUSTODIAN

State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600



INDEPENDENT PUBLIC AUDITORS



Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116-5072



PART C.         OTHER INFORMATION

Item 23.          Exhibits:
(a)      (i)     Copy of Amended and Restated Articles of Incorporation of the
                    Registrant;(3)
         (ii)    Copy of Articles of Incorporation, as amended;(5)
(b)      (i)     Copy of By-Laws of the Registrant; (1)
         (ii)    Copy of Amendment No. 3 to the By-Laws of the Registrant; (16)
         (iii)   Copy of Amendment No. 4 to the By-Laws of the Registrant; (16)
         (iv)    Copy of Amendment No. 5 to the By-Laws of the Registrant; (16)
(c)       Copies of Specimen Certificates for Class A Shares, Class B Shares,
               Class C Shares and Class   F Shares
          of the Registrant; (12)
(d)      (i) Conformed copy of Investment Advisory Contract of the
               Registrant; (5)
         (ii)Conformed copy of Sub-Advisory Contract of the Registrant; (14)
(e)      (i)     Conformed copy of Distributor's Contract of the Registrant, through and including Exhibits A
                 and B; (9)
         (ii)    The Registrant hereby incorporates
                 the conformed copy of the specimen
                 Mutual Funds Sales and Service
                 Agreement; Mutual Funds Service
                 Agreement; and Plan Trustee/Mutual
                 Funds Service Agreement from Item
                 24(b)(6) of the Cash Trust Series II
                 Registration Statement on Form N-1A,
                 filed with the Commission on July
                 24, 1995. (File Nos. 33-38550 and
                 811-6269).
         (iii) Conformed copy of Exhibit D to
         Distributor's contract of the Registrant;
         (12) (iv) Conformed copy of Distributor's
         Contract (Class B Shares); (14)
(f)      Not applicable;
(g)      (i)     Conformed copy of Custodian Contract of the  Registrant;(9)
         (ii)    Conformed copy of Custodian Fee Schedule; (14)
-------------------
+        All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-2 filed April 16, 1987 (File Nos. 33-13388 and 811-5114).

3.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed May 18, 1988 (File Nos. 33-13388 and 811-5114).

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-1A filed February 21, 1990 (File Nos. 33-13388 and 811-5114).

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed May 24, 1995 (File Nos. 33-13388 and 811-5114).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed February 21, 1997 (File Nos. 33-13388 and 811-5114).

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed February 20, 1998 (File Nos. 33- 13388 and 811-5114).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed February 26, 1999 (File Nos. 33- 13388 and 811-5114).

 (h)      (i)     Conformed copy of the Agreement for Fund Accounting Services,
                   Administrative Services, Transfer Agency Services, Shareholder Recordkeeping, and Custody Services Procurement of the Registrant;
                  (11)
          (ii) The response and exhibits described in
          Item 23(e)(iii) are hereby incorporated by
          reference; (iii) Conformed copy of Amended
          and Restated Shareholder Services Agreement
          of the Registrant; (14) (iv) Conformed copy
          of Principal Shareholder Services Agreement
          (Class B Shares); (14) (v) Conformed copy of
          Shareholder Services Agreement (Class B
          Shares); (14)
 (i) Conformed copy of Opinion and Consent of Counsel
 as to legality of shares being registered; (2) (j)
 Conformed copy of Consent of Independent Public
 Accountants; (+) (k) Not applicable; (l) Conformed
 copy of Initial Capital Understanding; (2) (m) (i)
 Conformed copy of Rule 12b-1 Plan of the Registrant,
 through and including Exhibit A; (9)
          (ii) Conformed copy of Exhibit C to the Rule
          12b-1 Plan of the Registrant; (12) (iii)
          Conformed copy of Exhibit 1 to the 12b-1
          Plan (Class B Shares) of the Registrant;
          (14)
 (n)      Copy of Financial Data Schedules; (+)
 (o)      The Registrant hereby incorporates the
          conformed copy of the specimen Multiple
          Class Plan from Item 24(b)(18) of the World
          Investment Series, Inc. Registration
          Statement on Form N-1A, filed with the
          Commission on January 26, 1996. (File Nos.
          33-52149 and 811-07141).
 (p)      (i)     Conformed copy of Power of Attorney of the  Registrant;(+)
(ii)                  Conformed copy of Power of Attorney of  Chief Investment
                         Officer of the Registrant; (16)
(iii)    Conformed copy of Power of Attorney of Director of the Registrant; (+)
(iv)                  Conformed copy of Power of Attorney of  Director of the
                         Registrant;
(v)     Conformed copy of Power of Attorney of Director of the Registrant; (+)
-------------------
+        All exhibits have been filed electronically.

2. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed July 23, 1987 (File Nos. 33-13388 and 811-5114).

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed May 24, 1995 (File Nos. 33-13388 and 811-5114).

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1Afiled April 25, 1996 (File Nos. 33-13388 and 811-5114).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed February 21, 1997 (File Nos. 33-13388 and 811-5114).

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed February 20, 1998 (File Nos. 33- 13388 and 811-5114).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed on April 27, 1998 (File Nos. 33- 13388 and 811-5114).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed February 26, 1999 (File Nos. 33- 13388 and 811-5114).

Item 24. Persons Controlled By or Under Common Control with the Fund:
         None

Item 25. Indemnification: (1)

Item 26.      Business and Other Connections of the Investment Adviser:
              For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Service to the Fund" The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

              The remaining Officers of the investment adviser are:

              Executive Vice Presidents:        William D. Dawson, III
                                                Henry A. Frantzen
                                                J. Thomas Madden

              Senior Vice Presidents:           Joseph M. Balestrino
                                                David A. Briggs
                                                Drew J. Collins
                                                Jonathan C. Conley
                                                Deborah A. Cunningham
                                                Mark E. Durbiano
                                                Jeffrey A. Kozemchak
                                                Sandra L. McInerney
                                                Susan M. Nason
                                                Mary Jo Ochson
                                                Robert J. Ostrowski

              Vice Presidents:                  Todd A. Abraham
                                                J. Scott Albrecht
                                                Arthur J. Barry
                                                Randall S. Bauer
                                                David A. Briggs
                                                Micheal W. Casey
                                                Robert E. Cauley
                                                Kenneth J. Cody
                                                Alexandre de Bethmann
                                                B. Anthony Delserone, Jr.
                                                Michael P. Donnelly
                                                Linda A. Duessel
                                                Donald T. Ellenberger
                                                Kathleen M. Foody-Malus
                                                Thomas M. Franks
                                                Edward C. Gonzales
                                                James E. Grefenstette
                                                Marc Halperin
                                                Patricia L. Heagy
                                                Susan R. Hill
                                                William R. Jamison
                                                Constantine J. Kartsonas
                                                Stephen A. Keen
                                                Robert M. Kowit
                                                Richard J. Lazarchic
                                                Steven Lehman
                                                Marian R. Marinack
                                                Keith J. Sabol
----------------------------
              1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-2 filed April 16, 1987 (File Nos. 33-13388 and 811-5114).

                                  Frank Semack
                                                  Aash M. Shah
                                                  Michael W. Sirianni, Jr.
                                                  Christopher Smith
                                                  Tracy P. Stouffer
                                                  Edward J. Tiedge
                                                  Paige M. Wilhelm
                                                  George B. Wright
                                                  Jolanta M. Wysocka

              Assistant Vice Presidents:          Nancy J. Belz
                                                  Lee R. Cunningham, II
                                                  James H. Davis, II
                                                  Jacqueline A. Drastal
                                                  Paul S. Drotch
                                                  Salvatore A. Esposito
                                                  Donna M. Fabiano
                                                  Gary E. Farwell
                                                  Eamonn G. Folan
                                                  John T. Gentry
                                                  John W. Harris
                                                  Nathan H. Kehm
                                                  John C. Kerber
                                                  Grant K. McKay
                                                  Natalie F. Metz
                                                  Joseph M. Natoli
                                                  John Sheehy
                                                  Matthew K. Stapen
                                                  Diane Tolby
                                                  Timothy G. Trebilcock
                                                  Leonardo A. Vila
                                                  Steven J. Wagner
                                                  Lori A. Wolff

              Secretary:                          G. Andrew Bonnewell

              Treasurer:                          Thomas R. Donahue

              Assistant Secretaries:              Thomas R. Donahue
                                                  Richard B. Fisher
                                                  Christine M. Newcamp

              Assistant Treasurer:                Richard B. Fisher

              The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.          Principal Underwriters:

     (a)......Federated  Securities  Corp.  the  Distributor  for  shares of the
Registrant,  acts as  principal  underwriter  for the  following  ....  open-end investment companies, including the Registrant:

Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



                  (b)

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant


Richard B. Fisher                          Director, Chairman, Chief                        President
Federated Investors Tower                  Executive Officer, Chief
1001 Liberty Avenue                        Operating Officer, Asst.
Pittsburgh, PA 15222-3779                  Secretary and Asst.
                                           Treasurer, Federated
                                           Securities Corp.

Edward C. Gonzales                         Director, Executive Vice                         Executive Vice
Federated Investors Tower                  President,                                       President
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                          Director, Assistant Secretary
Federated Investors Tower                  and Assistant Treasurer                                --
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                              President-Broker/Dealer,                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                             President-Institutional Sales,                         --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                               Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas P. Moretti                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                              Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                               Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




David L. Immonen                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                          Secretary,                                             --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                  --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Ross Assistant Secretary,        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


(c)  Not applicable.

Item 28.          Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promugated thereunder are maintained at one of the following locations:

Registrant                                          Federated
                                                    Investors Tower
                                                    1001 Liberty
                                                    Avenue Pittsburgh,
                                                    PA 15222-3779
                                                    (Notices should be
                                                    sent to the Agent
                                                    for Service at the
                                                    above address)

                                                    Federated Investors Funds
                              5800 Corporate Drive
                            Pittsburgh, PA 15237-7000

Federated Shareholder Services
Company
("Transfer Agent and Dividend                        P.O Box 8600
Disbursing Agent")                                   Boston, MA 02266-8600


Federated Services Company                           Federated Investors Tower
("Administrator")                                    1001 Liberty Avenue
                                                     Pittsburgh, PA 15222-3779

Passport Research, Ltd.                              Federated Investors Tower
("Adviser")                                          1001 Liberty Avenue
                                                     Pittsburgh, PA 15222-3779

Federated Global Investment
Management Corp.                                     175 Water Street
("Sub-Adviser")                                      New York, NY 10038-4965

State Street Bank and Trust Co.                      P.O. Box 8600
("Custodian")                                        Boston, MA 02266-8600

Item 29.          Management Services:  Not applicable.

Item 30.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

                                                              SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED UTILITY FUND, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 24th day of May, 1999.

                          FEDERATED UTILITY FUND, INC.

                           BY: /s/ Gail Cagney
                           Gail Cagney, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           May 24, 1999

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:





      NAME                                           TITLE                                       DATE

By:   /s/Gail Cagney
      Gail Cagney                                 Attorney In Fact                  May 24, 1999
      ASSISTANT SECRETARY                         For the Persons
                                                  Listed Below

      NAME                                           TITLE

John F. Donahue*                                  Chairman and Director
                                                  (Chief Executive Officer)

Richard B. Fisher*                                President

Richard J. Thomas*                                Treasurer
                                                  (Principal Financial and
                                                  Accounting Officer)

J. Thomas Madden*                                 Chief Investment Officer

Thomas J. Bigley*                                 Director

John T. Conroy, Jr.*                              Director

Nicholas P. Constantakis*                         Director

John F. Cunningham*                               Director

J. Christopher Donahue*                           Director

Lawrence D. Ellis, M.D.*                          Director

Peter E. Madden*                                  Director

Charles F. Mansfield, Jr.*                        Director

John E. Murray, Jr., J.D., S.J.D.*                Director

Marjorie P. Smuts*                                Director

John S. Walsh*                                    Director

* By Power of Attorney